UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of The
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: ________ to _________.

Date of Report (Date of earliest event reported): _________

Commission File Number of securitizer: _________

Central Index Key Number of securitizer: _________

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

_______________________
Credit Acceptance Corporation
(Exact name of securitizer as specified in its charter)
_______________________

Central Index Key Number of depositor: _________

Central Index Key Number of issuing entity (if applicable): _________

Central Index Key Number of underwriter (if applicable): _________

Douglas Busk, Chief Treasury Officer, (248) 353-2700 (ext. 4432)
Name and telephone number, including area code,
of the person to contact in connection with this filing
_______________________

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Certified Public Accountants, April 30, 2021, of Grant Thornton LLP, which report sets forth the findings and conclusions, as applicable, of Grant Thornton LLP with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

EXHIBIT INDEX

Exhibit No.	Description
99.1	Report of Independent Certified Public Accountants, dated April 30, 2021 of Grant Thornton LLP.

SIGNATURE

    Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT ACCEPTANCE CORPORATION
as securitizer

By:	/s/ Douglas W. Busk
Name:	Douglas W. Busk
Title:	Chief Treasury Officer

Date: April 30, 2021